COMMITMENTS AND CONTINGENCIES - COMMITMENTS (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD CAD / bbl
Purchase of services, pipe and other materials, including transportation
Total	CAD 10,661
Less than 1 year	3,660
2 years	1,461
3 years	1,249
4 years	1,100
5 years	996
Thereafter	2,195
Capital and operating leases
Total	631
Less than 1 year	105
2 years	62
3 years	56
4 years	52
5 years	51
Thereafter	305
Maintenance agreements
Total	394
Less than 1 year	54
2 years	40
3 years	35
4 years	18
5 years	16
Thereafter	231
Land lease commitments
Total	356
Less than 1 year	13
2 years	14
3 years	13
4 years	14
5 years	13
Thereafter	289
Total
Total	12,042
Total Less than 1 year	3,832
Total 2 years	1,577
Total 3 years	1,353
Total 4 years	1,184
Total 5 years	1,076
Total thereafter	3,020
Transportation Service Agreements
Purchase of services, pipe and other materials, including transportation
Total	CAD 618
Ratio of light to heavy crude oil	4
Power charge per barrel | CAD / bbl	0.06